Equity	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Equity
13. Equity
On June 30, 2022, the Company’s authorized share capital amounted to €14,100,000 divided into 58,750,000 ordinary shares and 58,750,000 preferred shares, each with a nominal value of €0.12. As at June 30, 2022, a total number of ordinary shares issued was 33,765,967 (2021: 33,151,881). On June 30, 2022, the issued share capital totaled to €4,051,916 (2021: €3,975,432
).

In March 2022, the Company filed a Form
F-3
Registration Statement and prospectus with the Securities and Exchange Commission relating to an at-the-market
program providing for the sales from time to time of up to $75,000,000 of its ordinary shares pursuant to a Sales Agreement with SVB
Securities
LLC. During the six months ended June 30, 2022, the Company sold a total of 588,100 ordinary shares in two different transactions under the sales agreement generating total net proceeds of $9,698,504 (€9.2 million
), after deducting $299,954 (€308,000), which was payable to SVB
Securities
as commission in respect of such sales.
On February 5, 2021, the Company became public by listing its ordinary shares on the Nasdaq Stock Exchange. On the same date all Preferred shares A, Preferred shares B and Preferred shares C were automatically converted to ordinary shares and 9,511,075 ordinary shares were issued. Together with the issuance of the ordinary shares, the par value of each ordinary share was increased from €0.01 to €0.12.
Ordinary shares hold the right to one vote per share.
Issued shares

	June 30, 2022	December 31, 2021
	Number of shares	Number of shares
Ordinary shares	33,765,967	33,151,881

	33,765,967	33,151,881